SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total sales	$ 86,251	$ 78,000
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total sales	43,344	59,042
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total sales	9,102	10,733
Original Equipment Manufacture [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 33,805	$ 8,225